Commitments and Contingencies (Details Narrative) $ in Thousands	Dec. 31, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Commitments relating to supervision services agreements	$ 6,567
Vessels Acquisitions I [Member]
Property, Plant and Equipment [Line Items]
Commitments relating to acquisitions of vessels	489,300
Vessels Under Construction I [Member]
Property, Plant and Equipment [Line Items]
Commitments relating to acquisitions of vessels	$ 1,897,117